Shareholder Report, Average Annual Return (Details) 195905_Roundhill S-P 500 Target 20 Managed Distribution ETF_TF_TSR Annual {TF}	12 Months Ended	14 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Roundhill S&P 500 Target 20 Managed Distribution ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Roundhill S&P 500 Target 20 Managed Distribution ETF NAV
Average Annual Return, Percent	16.71%	15.35%
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent	22.52%	18.69%